Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 16 — Related Party Transactions
Cue Health, Inc.
The Company began purchasing
COVID-19
test readers and related test cartridges from Cue Health Inc. in the late second quarter 2021, at its standard pricing. In August 2021, the Company entered into a six-month
subscription arrangement with Cue Health Inc. for the purchase of
COVID-19
test readers and the related test cartridges. Under Cue Health Inc.’s standard subscription arrangement, the Company receives a twenty percent (20%) discount on each Cue Reader and fourteen percent (14%) discount on each test cartridge. Mr. Stanford, a member of the Board and the Company’s Lead Director, serves on the board of directors of Cue Health Inc. Funds affiliated with ACME Capital collectively beneficially own 10.4% of the outstanding common stock of Cue Health Inc. Mr. Stanford was not involved in the negotiation of the Company’s arrangement with Cue Health Inc. The Company conducted its independent evaluation of Cue’s services and determined in its sole judgment Cue’s product and services were the best option for the Company to ensure it could maintain a safe and productive work environment. The Company made purchases of $0.4 million during the three months ended March 31, 2022. No such purchases were made during the three months ended March 31, 2021.
Convertible Promissory Notes
In June 2019, the Company issued promissory convertible notes to A/NPC Holdings LLC and Sherpa Ventures Fund, II LP for gross proceeds of $10.0 million and $0.6 million, respectively. In November 2020, the Company issued promissory convertible notes to Sherpa Ventures Fund II, LP and Eagle Creek Capital LLC, for gross proceeds of $0.2 million and $0.5 million, respectively. Some of the Company’s board members at that time were or are related parties of these entities. Nomi Bergman, who was serving as our director when the promissory convertible notes were issued, is a principal of A/NPC Holdings LLC and Scott Stanford, who serves as our director, is a principal of Sherpa Ventures Fund II, LP and a member of Eagle Creek Capital, LLC. In all instances the terms of these transactions were the same as third-party investors.
On January 28, 2021, the Company settled the promissory convertible notes through the issuance of Series C convertible preferred stock. 7,819,887 and 469,193 shares of Series C convertible preferred stock were issued to A/NPC Holdings LLC and Sherpa Ventures Fund II, LP at a per share price of $1.33 to settle $10.4 million and $0.6 million outstanding principal and accrued interest, respectively. Additionally, 264,928 and 115,771 shares of Series C convertible preferred stock were issued to Eagle Creek Capital, LLC and Sherpa Ventures Fund II, LP at a per share price of $1.71 to settle $0.5 million and $0.2 million outstanding principal and accrued interest, respectively. See Note 6 — Long-Term Debt for mechanism of settlement.

Note 17 — Related Party Transactions
In June 2019, the Company issued promissory convertible notes to A/NPC Holdings LLC and Sherpa Ventures Fund, II LP for gross proceeds of $10.0 million and $0.6 million, respectively. In November 2020, the Company issued promissory convertible notes to Sherpa Ventures Fund II, LP and Eagle Creek Capital LLC, for gross proceeds of $0.2 million and $0.5 million, respectively. Some of the Company’s board members at that time were or are related parties of these entities. Nomi Bergman, who was serving as our director when the promissory convertible notes were issued, is a principal of A/NPC Holdings LLC and Scott Stanford, who serves as our director, is a principal of Sherpa Ventures Fund II, LP and a member of Eagle Creek Capital, LLC. In all instances the terms of these transactions were the same as third-party investors.
On January 28, 2021, the Company settled promissory convertible notes through the issuance of Series C convertible preferred stock. 7,819,887 and 469,193 shares of Series C convertible preferred stock were issued to A/NPC Holdings LLC and Sherpa Ventures Fund II, LP at a per share price of $1.33 to settle $10.4 million and $0.6 million outstanding principal and accrued interest, respectively. Additionally, 264,928 and 115,771 shares of Series C convertible preferred stock were issued to Eagle Creek Capital, LLC and Sherpa Ventures Fund II, LP at a per share price of $1.71 to settle $0.5 million and $0.2 million outstanding principal and accrued interest, respectively. See Note 7 — Long-Term Debt for mechanism of settlement.
On November 9, 2021, the Company granted 33,000 restricted stock units (the “RSUs”) to the spouse of its chairman, chief executive officer and founder, Chris Kemp (“Ms. Kemp”) as compensation for investor relations and marketing services Ms. Kemp provided to the Company as a consultant. The RSUs vest in one installment on November 15, 2021. The value of the RSUs was $0.3 million, which is based on the closing per share price of the Company’s Class A common stock on November 9, 2021. The Company recorded stock-based compensation expense of $0.3 million for the year ended December 31, 2021. Ms. Kemp’s consulting agreement was ratified, and the grant of RSUs was approved, under the Company’s related party transaction policy.